Financial risk management - Disclosure of detailed information about net debt and movements in net debt (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Cash and cash equivalents	€ (182,783)	€ (226,139)	€ (104,072)	€ (50,674)
Borrowings	(720,856)	(625,676)	(624,500)
Net Debt	546,217	403,861	525,928
Lease liabilities - repayable within one year	12,578	14,001	13,713
Lease liabilities - repayable after one year	19,122	27,750	32,420
IFRS Net Debt	569,773	441,288	566,561	€ (626,822)
Nominal value of outstanding trade receivables
Disclosure of financial liabilities [line items]
Borrowings	(729,000)	(630,000)	(630,000)
Corporate Borrowings | Deferred Financing Costs
Disclosure of financial liabilities [line items]
Borrowings	(8,255)	(9,672)	(13,441)
Senior Debt Facility IFRS 9 | Nominal value of outstanding trade receivables
Disclosure of financial liabilities [line items]
Borrowings	0	(4,267)	(5,839)
Other bank overdraft
Disclosure of financial liabilities [line items]
Borrowings	(111)	(1,081)	(2,102)
Other bank overdraft | Nominal value of outstanding trade receivables
Disclosure of financial liabilities [line items]
Borrowings	€ (111)	€ (1,081)	€ (2,102)